Business Segment Information (Components of Segment Sales and Operating Revenue) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	¥ 8,665,687	¥ 8,543,982	¥ 7,603,250
Game & Network Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	2,224,622	1,848,298	1,581,568
Music
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	795,025	784,792	630,767
Pictures
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	985,270	1,010,173	901,230
Home Entertainment & Sound
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,154,533	1,221,734	1,034,215
Imaging Products & Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	661,304	647,163	571,499
Mobile Communications
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	487,330	713,916	752,688
Semiconductors
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	770,622	726,892	659,779
Financial Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,274,708	1,221,235	1,080,284
All Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	299,806	351,527	375,116
Intersegment | Game & Network Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	86,250	95,514	68,231
Intersegment | Music
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	12,464	15,203	16,891
Intersegment | Pictures
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,603	894	1,899
Intersegment | Home Entertainment & Sound
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	878	999	4,789
Intersegment | Imaging Products & Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	9,146	8,729	8,134
Intersegment | Mobile Communications
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	10,670	9,826	6,457
Intersegment | Semiconductors
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	108,708	123,118	113,344
Intersegment | Financial Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	7,831	7,142	7,220
Intersegment | All Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	45,931	55,647	75,334
Operating Segments | Game & Network Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	2,310,872	1,943,812	1,649,799
Operating Segments | Music
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	807,489	799,995	647,658
Operating Segments | Pictures
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	986,873	1,011,067	903,129
Operating Segments | Home Entertainment & Sound
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,155,411	1,222,733	1,039,004
Operating Segments | Imaging Products & Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	670,450	655,892	579,633
Operating Segments | Mobile Communications
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	498,000	723,742	759,145
Operating Segments | Semiconductors
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	879,330	850,010	773,123
Operating Segments | Financial Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,282,539	1,228,377	1,087,504
Operating Segments | All Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	345,737	407,174	450,450
Corporate and Eliminations
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	¥ (271,014)	¥ (298,820)	¥ (286,195)